Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Financial assets affected by IFRS 17
Estimates of the opening balance sheet as at 1 January 2022 have been calculated and are presented below, showing separately the impact on the total assets, liabilities and equity of our insurance manufacturing operations and Group equity. These estimates are based on accounting policies, assumptions, judgements and estimation techniques that remain subject to change.

Impact of transition to IFRS 17, at 1 January 2022	Insurance manufacturing operations			Group
	Assets	Liabilities	Equity	Equity
	$bn	$bn	$bn	$bn
Balance sheet values at 1 January 2022 under IFRS 4	144.6	127.6	17.0	206.8
Removal of PVIF	(9.5)	—	(9.5)	(9.5)
Replacement of IFRS 4 liabilities with IFRS 17	(0.4)	7.3	(7.7)	(8.1)
Removal of IFRS 4 liabilities and recording of IFRS 17 fulfilment cash flows	(0.3)	(2.2)	1.9	1.9
IFRS 17 contractual service margin	(0.1)	9.5	(9.6)	(10.0)
Remeasurement effect of IFRS 9 re-designations	4.9	—	4.9	4.9
Tax effect	0.6	(1.6)	2.2	2.2
Estimated balance sheet values at 1 January 2022 under IFRS 17	140.2	133.3	6.9	196.3

PVIF of $9.5bn less deferred tax of $1.7bn constitute the overall estimated reduction in intangible assets, after tax, of $7.8bn on transition to IFRS 17.

Financial liabilities affected by IFRS 17
Estimates of the opening balance sheet as at 1 January 2022 have been calculated and are presented below, showing separately the impact on the total assets, liabilities and equity of our insurance manufacturing operations and Group equity. These estimates are based on accounting policies, assumptions, judgements and estimation techniques that remain subject to change.

Impact of transition to IFRS 17, at 1 January 2022	Insurance manufacturing operations			Group
	Assets	Liabilities	Equity	Equity
	$bn	$bn	$bn	$bn
Balance sheet values at 1 January 2022 under IFRS 4	144.6	127.6	17.0	206.8
Removal of PVIF	(9.5)	—	(9.5)	(9.5)
Replacement of IFRS 4 liabilities with IFRS 17	(0.4)	7.3	(7.7)	(8.1)
Removal of IFRS 4 liabilities and recording of IFRS 17 fulfilment cash flows	(0.3)	(2.2)	1.9	1.9
IFRS 17 contractual service margin	(0.1)	9.5	(9.6)	(10.0)
Remeasurement effect of IFRS 9 re-designations	4.9	—	4.9	4.9
Tax effect	0.6	(1.6)	2.2	2.2
Estimated balance sheet values at 1 January 2022 under IFRS 17	140.2	133.3	6.9	196.3

PVIF of $9.5bn less deferred tax of $1.7bn constitute the overall estimated reduction in intangible assets, after tax, of $7.8bn on transition to IFRS 17.